Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash & Equivalents	$ 392,610	$ 560,140
Property Net	2,013,056	1,997,662
Investment in Joint Venture	192,874	194,859
Uncollected Rental Revenue	99,553	79,231
Prepaid Advertising	3,413	3,281
Other Assets	14,500	24,280
TOTAL	2,716,006	2,859,453
LIABILITIES:
Distribution due to Partners	181,818	242,424
Incentive Management Fee Liability	6,605
Property Management Fee Liability	7,570	7,486
Deferred Income	39,880	37,991
Accrued Expenses	25,717	26,236
Other Liabilities	17,149	17,774
Total Liabilities	278,739	331,911
PARTNERS' EQUITY:
General Partners	(80,195)	(79,292)
Limited Partners	2,517,462	2,606,834
Total Partners' Equity	2,437,267	2,527,542
TOTAL	$ 2,716,006	$ 2,859,453